INVENTORY (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Current inventory
Stockpiled ore	$ 2,458
In-process inventory	6,513
Materials and supplies	686
Inventory - current	9,657
Long term
Stockpiled ore	1,299
Inventory - long term	1,299
Inventory write-down	$ 0